Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,575	$ 6,665
Other receivable	3	3
Marketable securities	286	132
Prepaid expenses	28	47
Total current assets	1,892	6,847
Non-Current Assets
Exploration and evaluation assets	31,295	27,597
Reclamation bonds	60	70
Total noncurrent assets	31,355	27,667
Total Assets	33,247	34,514
Current liabilities:
Accounts payable and accrued liabilities	130	111
Loan payable	571	540
Convertible notes	0	540
Total current liabilities	701	1,191
Non-current liability
Derivative liability - warrants	587	938
Total non-current liabilities	587	938
Total Liabilities	1,288	2,129
Shareholders' Equity
Share capital	100,729	100,051
Share-based payment reserve	18,729	18,560
Accumulated comprehensive loss	(62)	(31)
Deficit	(87,437)	(86,195)
Shareholders' Equity	31,959	32,385
Total Liabilities and Shareholders' Equity	$ 33,247	$ 34,514